FINANCIAL RISK MANAGEMENT AND FAIR VALUES - FINANCIAL INSTRUMENTS CARRIED OTHER THAN FAIR VALUE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Carrying amount	¥ 88,593	¥ 76,674
Fair value	¥ 85,610	¥ 74,282
Minimum
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Current market interest rates	0.30%	0.77%
Maximum
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Current market interest rates	4.65%	4.65%